Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Assets:
Cash and cash equivalents	¥ 602,270,607		¥ 584,762,494	¥ 746,388,408	$ 87,321,030
Restricted cash	404,689,250		407,276,342	852,134,486	58,674,426
Accounts receivable and contract assets, net	1,161,911,740		747,480,118		168,461,367
Financial investments	192,619,850		82,843,800		27,927,253
Loans receivable from Xiaoying	3,810,393,225		2,484,072,931		552,455,087
Deposits to institutional cooperators, net	1,770,317,425		1,500,406,750		256,671,899
Prepaid expenses and other current assets	71,082,341		213,127,478		10,305,971
Financial guarantee derivative			11,816,799
Deferred tax asset increase	185,860,026		316,328,243		26,947,171
Long-term investments	495,994,880		560,038,353		71,912,498
Property and equipment, net	5,861,360		6,188,262		849,817
Intangible assets, net	36,549,922		36,816,984		5,299,241
Other non-current assets	67,203,542		31,277,378		9,743,598
TOTAL ASSETS	8,837,663,448		7,342,738,892		1,281,340,754
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,627,910,203		1,487,378,613		381,011,164
Payable to investors at fair value	141,288,810		462,714,400		20,484,952
Guarantee liabilities				9,789,626	0	$ 0	¥ 17,475,303
Financial guarantee derivative	107,890,394		565,953,269		15,642,637
Short-term borrowings	70,208,800		166,500,000		10,179,319
Accrued payroll and welfare	63,681,358		44,605,137		9,232,929
Other taxes payable	255,690,734		219,545,929		37,071,671
Income taxes payable	270,088,963		117,148,450		39,159,219
Accrued expenses and other current liabilities	476,034,533		268,966,550		69,018,520
Other non-current liabilities	51,193,049		12,019,348		7,422,294
Deferred tax liabilities	721,677				104,633
TOTAL LIABILITIES	4,084,408,756		3,365,843,931		592,183,604
Net income (loss)	811,996,439	$ 117,728,417	825,407,023	(1,308,502,575)
Net cash provided by (used in) operating activities	322,701,870	46,787,373	449,171,181	(679,234,601)
Net cash provided by (used in) investing activities	(913,388,006)	(132,428,812)	(2,347,593,831)	(3,704,848,130)
Net cash provided by (used in) financing activities	576,351,240	83,563,075	1,301,311,826	4,490,712,113
Xiaoying Housing Loan [Member]
Assets:
Loans receivable from Xiaoying	10,061,258		12,083,317		1,458,745
Liabilities:
Guarantee liabilities							¥ 129,996
Xiaoying Credit Loans and other loans
Assets:
Loans receivable from Xiaoying	3,810,393,225		2,484,072,931		552,455,087
One of the subsidiaries
Assets:
Loans receivable from Xiaoying	146,245,430		141,326,511
Consolidated Trusts [Member]
Assets:
Restricted cash	398,439,250		212,812,257		57,768,261
Accounts receivable and contract assets, net	37,262,868		8,335,518		5,402,608
Loans at fair value	120,279,612		389,679,352		17,438,904
Prepaid expenses and other current assets	5,073,797		7,889,836		735,632
TOTAL ASSETS	3,332,982,650		2,241,416,762		483,237,060
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,627,910,203		1,466,068,260		381,011,164
Payable to investors at fair value	141,288,810		462,714,400		20,484,952
Other taxes payable	3,226,746		5,631,031		467,834
Accrued expenses and other current liabilities	16,698,946		3,259,339		2,421,120
TOTAL LIABILITIES	2,789,124,705		1,937,673,030		404,385,070
Net revenue	648,893,767	94,080,753	285,859,862	331,300,043
Net income (loss)	360,550,889	52,274,965	105,610,429	(19,795,471)
Net cash provided by (used in) operating activities	273,610,963	39,669,861	155,272,678	(20,179,042)
Net cash provided by (used in) investing activities	(928,400,322)	(134,605,394)	(433,914,047)	1,139,220,723
Net cash provided by (used in) financing activities	840,416,352	121,848,917	14,599,010	(1,092,165,825)
Consolidated Trusts [Member] | Xiaoying Credit Loans and other loans
Assets:
Loans receivable from Xiaoying	2,771,927,123		1,622,699,799		401,891,655
Consolidated Trusts [Member] | One of the subsidiaries
Assets:
Loans at fair value	81,200,000		74,051,199
VIEs and Consolidated Trusts
Assets:
Cash and cash equivalents	116,523,581		212,766,581		16,894,331
Restricted cash	403,439,250		220,812,257		58,493,193
Accounts receivable and contract assets, net	65,289,514		67,917,846		9,466,090
Loans at fair value	120,279,612		389,679,352		17,438,904
Deposits to institutional cooperators, net			2,702,000
Prepaid expenses and other current assets	53,328,083		104,088,188		7,731,845
Financial guarantee derivative			11,816,799
Deferred tax asset increase	2,277,314		128,554,651		330,179
Long-term investments	495,994,880		556,571,016		71,912,498
Property and equipment, net	604,992		2,673,157		87,716
Intangible assets, net	28,711,872		29,554,089		4,162,830
Income taxes receivable	1,870,729				271,230
Other non-current assets	2,469,629		4,850,671		358,063
TOTAL ASSETS	5,078,446,206		4,202,291,405		736,305,487
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,627,910,203		1,466,068,260		381,011,164
Payable to investors at fair value	141,288,810		462,714,400		20,484,952
Financial guarantee derivative	107,890,394		565,953,269		15,642,637
Short-term borrowings	20,000,000				2,899,727
Accrued payroll and welfare	12,047,490		8,959,248		1,746,722
Other taxes payable	123,105,603		100,333,129		17,848,635
Income taxes payable			8,189,833
Accrued expenses and other current liabilities	102,148,275		85,485,440		14,810,108
Other non-current liabilities	1,937,009				280,840
TOTAL LIABILITIES	3,136,327,784		2,697,703,579		454,724,785
Net revenue	1,350,809,649	195,848,989	1,388,255,858	754,755,127
Net income (loss)	738,032,308	107,004,626	695,892,749	(180,518,614)
Net cash provided by (used in) operating activities	151,675,178	21,990,834	485,090,529	(190,951,068)
Net cash provided by (used in) investing activities	(925,707,537)	(134,214,977)	(702,678,519)	1,133,193,197
Net cash provided by (used in) financing activities	¥ 860,416,352	$ 124,748,645	¥ (4,100,990)	¥ (1,073,465,825)
Percentage of consolidated revenues	38.00%	38.00%	38.00%	34.00%
Percentage of consolidated total assets	57.00%	57.00%	57.00%
Percentage of consolidated total liabilities	77.00%	77.00%	80.00%
VIEs and Consolidated Trusts | Xiaoying Housing Loan [Member]
Assets:
Loans receivable from Xiaoying	¥ 10,061,258		¥ 12,083,317		1,458,745
VIEs and Consolidated Trusts | Xiaoying Credit Loans and other loans
Assets:
Loans receivable from Xiaoying	¥ 3,777,595,492		¥ 2,458,221,481		$ 547,699,863